Audit Information	12 Months Ended
Dec. 31, 2025
Auditor [Table]
Auditor Name	TAAD LLP
Auditor Firm ID	5854
Auditor Location	Diamond Bar, CA
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated statements of financial position of Turbo Energy S.A. (the “Company”) as of December 31, 2025 and 2024 and the related consolidated statements of operations, changes in shareholders’ equity, and cash flows for each of the years in the three-year period ended December 31, 2025, and the related notes (collectively referred to as the financial statements). In our opinion, the consolidated financial statements present fairly, in all material respects, the consolidated financial position of the Company as of December 31, 2025 and 2024 and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2025, in conformity with the International Financial Reporting Standards as issued by the International Accounting Standards Board.